Related Party Balance and Transactions - Schedule of Movement of the Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Balance at the beginning of the year	$ (1,009,780)	$ (650,396)
Provision for expected credit losses	(415,718)	(425,835)
Foreign currency translation	(10,509)	(31,594)
Balance at the beginning of the year/period	(1,176,721)	(1,009,780)
Related Party
Related Party Transaction [Line Items]
Balance at the beginning of the year	(504,792)	0
Provision for expected credit losses	(381,936)	(496,730)
Foreign currency translation	(22,479)	(8,062)
Balance at the beginning of the year/period	$ (909,207)	$ (504,792)